UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

SINCERE ADVISOR SMALL CAP FUND
Schedule of Investments at July 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 78.94%	Value
	Airlines - 0.95%
450	Mesa Air Group, Inc. (a)	$3,807
	Commercial Banks - 1.05%
130	1st Source Corp.	4,217
	Commercial Services & Supplies - 3.31%
380	Central Parking Corp.	5,844
190	John H. Harland Co.	7,469
		13,313
	Computer Integrated Systems Design - 2.01%
950	Datalink Corp. (a)	8,075
	Computers & Peripherals - 1.24%
130	Komag, Inc. (a)	4,980
	Consumer Finance - 1.41%
170	ASTA Funding, Inc.	5,676
	Electronic Equipment & Instruments - 1.53%
250	Park Electrochemical Corp.	6,158
	Energy Equipment & Services - 9.35%
850	Grey Wolf, Inc. (a)	6,511
100	Lufkin Industries, Inc.	6,201
300	RPC, Inc.	6,900
160	Veritas DGC, Inc. (a)	9,163
160	W-H Energy Services, Inc. (a)	8,803
		37,578
	Food & Staples Retailing - 1.68%
450	Spartan Stores, Inc.	6,750
	Food Products - 2.10%
500	Premium Standard Farms, Inc.	8,450
	Gas Utilities - 1.61%
130	New Jersey Resources Corp.	6,491
	Health Care Providers & Services - 3.47%
350	Air Methods Corp. (a)	6,737
150	Magellan Health Services, Inc. (a)	7,211
		13,948
	Industrial Inorganic Chemicals - 2.37%
320	GenTek, Inc. (a)	9,520
	Insurance - 4.99%
160	American Physicians Capital, Inc. (a)	7,414
460	CNA Surety Corp. (a)	8,395
80	Safety Insurance Group, Inc.	4,245
		20,054
	Internet Software & Services - 5.66%
950	EarthLink, Inc. (a)	6,849
800	RealNetworks, Inc. (a)	7,992
725	United Online, Inc.	7,910
		22,751
	IT Services - 4.47%
1,100	Sykes Enterprises, Inc. (a)	17,952
	Leisure Equipment & Products - 0.82%
200	JAKKS Pacific, Inc. (a)	3,298
	Machinery - 3.23%
210	Cascade Corp.	7,770
250	Hurco Companies, Inc. (a)	5,228
		12,998
	Metals & Mining - 2.83%
180	A.M. Castle & Co.	5,954
160	Schnitzer Steel Industries, Inc. - Class A	5,424
		11,378
	Oil & Gas - 7.99%
435	Edge Petroleum Corp. (a)	9,217
100	Giant Industries, Inc. (a)	7,141
280	OMI Corp. (b)	6,177
200	Swift Energy Co. (a)	9,600
		32,135
	Oil & Gas Field Exploration Services - 1.69%
510	Mitcham Industries, Inc. (a)	6,809
	Oil, Gas & Consumable Fuels - 3.25%
160	Adams Resources & Energy, Inc.	6,459
100	PrimeEnergy Corp. (a)	6,611
		13,070
	Pharmaceuticals - 1.68%
300	Alpharma, Inc. - Class A	6,774
	Road & Rail - 3.49%
165	Arkansas Best Corp.	7,331
150	Dollar Thrifty Automotive Group, Inc. (a)	6,714
		14,045
	Semiconductor & Semiconductor Equipment - 1.56%
390	Zoran Corp. (a)	6,260
	Skilled Nursing Care Facilities - 1.65%
425	Advocat, Inc. (a)	6,630
	Specialty Retail - 2.21%
100	The Buckle, Inc.	3,970
100	The Pantry, Inc. (a)	4,929
		8,899
	Sporting & Athletic Goods - 1.34%
350	Aldila, Inc.	5,394

	TOTAL COMMON STOCKS (Cost $315,870)	317,410

	SHORT-TERM INVESTMENTS - 20.92%
84,130	Short-Term Treasury Investment	84,130
	TOTAL SHORT TERM INVESTMENTS (Cost $84,130)	84,130

	Total Investments in Securities (Cost $400,000) - 99.86%	401,540
	Other Assets in Excess of Liabilities - 0.14%	543
	NET ASSETS - 100.00%	$402,083

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows**:

Cost of investments	$400,000

Gross unrealized appreciation	$13,999
Gross unrealized depreciation	(12,459)
Net unrealized appreciation	$1,540

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/26/06

* Print the name and title of each signing officer under his or her signature.